Certain Financial Statement Caption Information - Additional Information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Balance Sheet Related Disclosures [Abstract]
Other-than-temporary impairments during period	$ 0
Depreciation	$ 843,000	$ 625,000	$ 292,000